Short and Long-Term Obligations - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jul. 20, 2020 USD ($)	Dec. 09, 2019 USD ($)	Mar. 08, 2019 USD ($)	Jun. 05, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2021
Line of Credit Facility [Line Items]
Line of credit remaining borrowing capacity					$ 9,000
Debt issuance cost					826
Cash and cash equivalents					$ 5,608	$ 10,949
Leverage to adjusted EBITDA ratio					500.00%
Covenant ratio for first quarter					575.00%
Covenant ratio for second quarter					525.00%
Covenant ratio for third quarter					525.00%
Covenant ratio for fourth quarter					350.00%
Leverage ratio					496.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, variable interest rate					3.69%
Line of credit remaining borrowing capacity					$ 9,000
Line of credit outstanding amount					71,000
Amortization of debt issuance cost					$ 524	$ 528	$ 409
Ares Term Loans [Member]
Line of Credit Facility [Line Items]
Debt instrument, maturity date					Dec. 05, 2023
Interest rate on term loan					10.49%
2017 Loan Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, additional borrowing capacity				$ 42,500
Debt instrument, maturity date				Sep. 15, 2019
2017 Loan Agreement [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.50%
2018 Loan Agreement [Member]
Line of Credit Facility [Line Items]
Percentage of foreign subsidiaries stock held as collateral				65.00%
Credit facility guaranteed description					The JPM Facility is guaranteed by the Company’s domestic subsidiaries and is secured by: (i) substantially all of the assets of the Company and Pioneer Surgical; (ii) substantially all of the assets of each of the Company’s domestic subsidiaries; and (iii) 65% of the stock of the Company’s foreign subsidiaries.
Minimum fixed charge coverage ratio				100.00%
Covenant Terms of Credit Facility					The Company is subject to certain affirmative and negative covenants, including (but not limited to), covenants limiting the Company’s ability to: incur certain additional indebtedness; create certain liens; enter into sale and leaseback transactions; and consolidate or merge with, or convey, transfer or lease all or substantially all of its assets to another person. The Company is required to maintain a minimum fixed charge coverage ratio of at least 1.00:1.00 (the “JPM Required Minimum Fixed Charge Coverage Ratio”) during either of the following periods (each, a “JPM Covenant Testing Period”): (i) a period beginning on a date that a default has occurred and is continuing under the loan documents entered into by the Company in conjunction with the 2018 Credit Agreement through the first date on which no default has occurred and is continuing; or (ii) a period beginning on a date that availability under the JPM Facility is less than the specified covenant testing threshold and continuing until availability under the JPM Facility is greater than or equal to the specified covenant testing threshold for thirty (30) consecutive days.
2018 Loan Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, original borrowing capacity		$ 75,000	$ 100,000
Credit facility, additional borrowing capacity			100,000
Revolving line of credit commitment reduction amount		$ 80,000	75,000
Debt retirement	$ 80,000
2018 Loan Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility, additional borrowing capacity				$ 50,000
2019 Loan Agreement [Member]
Line of Credit Facility [Line Items]
Paid in kind option to pay interest					50.00%
Increase in term loan interest rate					0.75%
2019 Loan Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					8.50%
2019 Loan Agreement [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate					7.50%
2019 Loan Agreement [Member] | Ares Term Loans [Member]
Line of Credit Facility [Line Items]
Credit facility, original borrowing capacity			$ 100,000
Percentage of foreign subsidiaries stock held as collateral				65.00%
Minimum fixed charge coverage ratio					91.00%
Covenant Terms of Credit Facility					The Ares Term Loan is guaranteed by the Company and each of the Company’s domestic subsidiaries and is secured by: (i) substantially all of the assets of Legacy RTI; (ii) substantially all of the assets of the Company; (iii) substantially all of the assets of the Company’s domestic subsidiaries; and (iv) 65% of the stock of the Company’s foreign subsidiaries.
Net leverage ratio (%)					900.00
2019 Loan Agreement [Member] | Ares Term Loans [Member] | Second Amendment To Second Lien Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt retirement	100,000
2019 Loan Agreement [Member] | Ares Term Loans [Member] | Forecast [Member]
Line of Credit Facility [Line Items]
Net leverage ratio (%)								3.50
2019 Loan Agreement [Member] | Incremental Term Loan [Member] | Second Amendment To Second Lien Credit Agreement [Member]
Line of Credit Facility [Line Items]
Debt retirement	$ 30,000